Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Total CNY	Equity attributable to Simcere Pharmaceutical Group CNY	Ordinary shares CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Retained earnings CNY	Non-controlling interests CNY	US$ USD ($)	US$ Equity attributable to Simcere Pharmaceutical Group USD ($)	US$ Ordinary shares USD ($)	US$ Additional paid-in capital USD ($)	US$ Accumulated other comprehensive loss USD ($)	US$ Retained earnings USD ($)	US$ Non-controlling interests USD ($)
Balance at Dec. 31, 2008	2,301,322	2,253,025	9,650	1,514,004	(90,908)	820,279	48,297
Balance (in shares) at Dec. 31, 2008			122,227,318
Increase (Decrease) in Shareholders' Equity
Share-based compensation	23,677	23,677		23,677
Issuance of ordinary shares upon exercise of non-vested shares and/or share options	32	32	32
Issuance of ordinary shares upon exercise of non-vested shares and/or share options (in shares)			467,780
Repurchase and retirement of ordinary shares	(297,792)	(297,792)	(831)	(296,961)
Repurchase and retirement of ordinary shares (in shares)			(12,160,166)
Net income	28,869	26,428				26,428	2,441
Foreign currency translation adjustments, net of nil tax	(640)	(640)			(640)
Acquisition of Shandong Simcere's shares from noncontrolling interests	(30,128)	(22,506)		(22,506)			(7,622)
Acquisition of Jiangsu Quanyi	182,343						182,343
Balance at Dec. 31, 2009	2,207,683	1,982,224	8,851	1,218,214	(91,548)	846,707	225,459
Balance (in shares) at Dec. 31, 2009			110,534,932
Increase (Decrease) in Shareholders' Equity
Share-based compensation	31,099	31,099		31,099
Issuance of ordinary shares upon exercise of non-vested shares and/or share options	35	35	35
Issuance of ordinary shares upon exercise of non-vested shares and/or share options (in shares)			518,322
Repurchase and retirement of ordinary shares	(127,499)	(127,499)	(289)	(127,210)
Repurchase and retirement of ordinary shares (in shares)			(4,263,732)
Net income	182,877	172,411				172,411	10,466
Foreign currency translation adjustments, net of nil tax	(5,964)	(5,964)			(5,964)
Acquisition of Nanjing Tung Chit's shares from noncontrolling interests	(6,280)	(6,019)		(6,019)			(261)
Dividend declared by subsidiary to noncontrolling interest	(7,846)						(7,846)
Deemed acquisition of redeemable noncontrolling interest in Jilin Boda	(45,677)	(41,505)		(41,505)			(4,172)
Acquisition of noncontrolling interest in Jilin Boda	(174,185)	(126,110)		(126,110)			(48,075)
Balance at Dec. 31, 2010	2,054,243	1,878,672	8,597	948,469	(97,512)	1,019,118	175,571
Balance (in shares) at Dec. 31, 2010	106,789,522		106,789,522
Increase (Decrease) in Shareholders' Equity
Share-based compensation	29,341	29,341		29,341
Issuance of ordinary shares upon exercise of non-vested shares and/or share options	39	39	16	23
Issuance of ordinary shares upon exercise of non-vested shares and/or share options (in shares)			244,670
Repurchase and retirement of ordinary shares	(31,955)	(31,955)	(81)	(31,874)
Repurchase and retirement of ordinary shares (in shares)			(1,293,544)
Net income	150,451	178,389				178,389	(27,938)
Foreign currency translation adjustments, net of nil tax	(7,096)	(7,096)			(7,096)			(1,127)
Dividend declared by subsidiary to noncontrolling interest	(10,117)						(10,117)
Acquisition of noncontrolling interest in Jilin Boda	8,791	8,791		8,791
Balance at Dec. 31, 2011	2,193,697	2,056,181	8,532	954,750	(104,608)	1,197,507	137,516	$ 348,543	$ 326,694	$ 1,356	$ 151,694	$ (16,621)	$ 190,265	$ 21,849
Balance (in shares) at Dec. 31, 2011	105,740,648		105,740,648